Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Summarized results of the discontinued operation were as follows:

	Year Ended December 31,
	2015	2014	2013
Net sales	$132,821	$138,165	$134,768
Cost of materials	93,405	97,981	95,953
Operating costs and expenses	32,994	33,830	34,537
Interest expense(a)	1,457	712	181
Income from discontinued operations before income taxes	$4,965	$5,642	$4,097
Income tax expense	1,949	2,312	1,756
Income from discontinued operations, net of income taxes	$3,016	$3,330	$2,341
(a)Interest expense was allocated to the discontinued operation based on the debt that was required to be paid as a result of the sale of TPI.
(a)Interest expense was allocated to the discontinued operation based on the debt that was required to be paid as a result of the sale of TPI.
Major classes of assets and liabilities of the discontinued operation at were as follows:

	December 31,
	2015	2014
Current assets of discontinued operations:
Accounts receivable	$16,688	$19,294
Inventories	19,353	19,320
Prepaid expenses and other current assets	1,099	1,033
Current assets of discontinued operations	$37,140	$39,647
Noncurrent assets of discontinued operations:
Goodwill	$12,973	$12,973
Property, plant and equipment, at cost	26,979	26,393
Less: accumulated depreciation	(20,147)	(19,101)
Noncurrent assets of discontinued operations	$19,805	$20,265
Current liabilities of discontinued operations:
Accounts payable	$10,666	$8,055
Accrued and other current liabilities	492	1,533
Current liabilities of discontinued operations	$11,158	$9,588